Subsequent Events (Details Narrative) (Subsequent Event [Member], CAD)	0 Months Ended
Nov. 30, 2013 Number
Subsequent Event [Member]
Number of staked mineral claims adjacent to mineral property	124
Adjustment to mineral property amount	3,732